                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3023

                                   FORUM FUNDS
                               Two Portland Square
                               Portland, ME 04101
                                  207-879-1900

                  Simon D. Collier, Principal Executive Officer
                               Two Portland Square
                               Portland, ME 04101
                                  207-553-7110

                      Date of fiscal year end: December 31

           Date of reporting period: January 1, 2008 - March 31, 2008

Item 1. Schedule of Investments.

ADAMS HARKNESS SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)

SHARES   SECURITY DESCRIPTION                                           VALUE
-------  --------------------                                       -----------
COMMON STOCK - 99.1%
BUSINESS SERVICES - 6.1%
  7,055  Concur Technologies, Inc.(a)                               $   219,058
  7,240  FTI Consulting, Inc.(a)                                        514,330
  8,065  Hill International, Inc.(a)                                    100,893
 10,955  Parexel International Corp.(a)                                 285,925
  4,655  RiskMetrics Group, Inc.(a)                                      90,074
  3,680  Stanley, Inc.(a)                                               108,413
                                                                    -----------
                                                                      1,318,693
                                                                    -----------
CONSUMER DISCRETIONARY - 3.8%
  2,515  Deckers Outdoor Corp.(a)                                       271,167
  3,530  Green Mountain Coffee Roasters, Inc.(a)                        111,724
 12,247  WMS Industries, Inc.(a)                                        440,525
                                                                    -----------
                                                                        823,416
                                                                    -----------
CONSUMER RETAIL - 13.3%
 25,060  99 Cents Only Stores (a)                                       247,843
  9,560  Aeropostale, Inc.(a)                                           259,172
  2,140  Ann Taylor Stores Corp.(a)                                      51,745
 10,145  Big Lots, Inc.(a)                                              226,234
  7,760  Buffalo Wild Wings, Inc.(a)                                    190,120
 11,780  Charlotte Russe Holding, Inc.(a)                               204,265
 13,750  Exide Technologies (a)                                         180,125
  4,675  Gymboree Corp.(a)                                              186,439
  5,795  J Crew Group, Inc.(a)                                          255,965
  7,565  Lululemon Athletica, Inc.(a)                                   215,073
  6,010  NetFlix, Inc.(a)                                               208,247
  4,915  Red Robin Gourmet Burgers, Inc.(a)                             184,657
 10,085  Talbots, Inc.                                                  108,716
  5,960  True Religion Apparel, Inc.(a)                                 110,558
 25,355  Wet Seal, Inc., Class A (a)                                     85,953
  9,405  Zumiez, Inc.(a)                                                147,564
                                                                    -----------
                                                                      2,862,676
                                                                    -----------
CONSUMER STAPLES - 0.7%
 17,110  Tivo, Inc.(a)                                                  149,884
                                                                    -----------
ENERGY - 13.5%
  2,179  Allis-Chalmers Energy, Inc.(a)                                  30,048
  2,560  Alpha Natural Resources, Inc.(a)                               111,206
  2,830  Arena Resources, Inc.(a)                                       109,549
 10,250  BPZ Energy, Inc.(a)                                            222,733

  7,035  Canadian Solar, Inc.(a)                                        147,031
  8,145  Carrizo Oil & Gas, Inc.(a)                                     482,754
  9,605  Complete Production Services, Inc.(a)                          220,339
  4,637  Concho Resources, Inc.(a)                                      118,893
  7,640  Global Industries, Ltd.(a)                                     122,928
  5,105  Hornbeck Offshore Services, Inc.(a)                            233,145
  6,365  Oil States International, Inc.(a)                              285,216
 13,975  Petrohawk Energy Corp.(a)                                      281,876
  1,565  Petroleum Development Corp.(a)                                 108,407
 10,140  Superior Well Services, Inc.(a)                                221,762
  1,740  Walter Industries, Inc.                                        108,976
  1,615  W-H Energy Services, Inc.(a)                                   111,193
                                                                    -----------
                                                                      2,916,056
                                                                    -----------
FINANCIALS - 7.0%
 13,840  Amtrust Financial Services, Inc.                               224,346
 11,470  Astoria Financial Corp.                                        311,525
  2,005  Cullen/Frost Bankers, Inc.                                     106,345
 12,445  Dime Community Bancshares, Inc.                                217,538
  2,530  Hancock Holdings Co.                                           106,311
  4,720  Investment Technology Group, Inc.(a)                           217,970
  7,410  Portfolio Recovery Associates, Inc.                            317,815
                                                                    -----------
                                                                      1,501,850
                                                                    -----------
HEALTH-CARE SERVICES - 6.8%
  3,730  Amedisys, Inc.(a)                                              146,738
  4,870  Genoptix, Inc.(a)                                              121,799
  8,350  HMS Holdings Corp.(a)                                          238,393
  6,490  ICON plc. ADR (a)                                              421,136
  4,765  Illumina, Inc.(a)                                              361,663
  6,180  Martek Biosciences Corp.(a)                                    188,923
                                                                    -----------
                                                                      1,478,652
                                                                    -----------
Industrials - 13.5%
  1,915  Bucyrus International, Inc., Class A                           194,660
  7,585  Cognex Corp.                                                   165,580
  8,850  Darling International, Inc.(a)                                 114,608
 10,385  Heartland Express, Inc.                                        148,090
  8,635  HUB Group, Inc., Class A (a)                                   284,005
  5,300  Landstar System, Inc.                                          276,448
  3,845  Lindsay Corp.                                                  393,997
 13,885  LKQ Corp.(a)                                                   311,996
  7,190  Old Dominion Freight Line, Inc.(a)                             228,858
 26,780  Polypore International, Inc.(a)                                554,078
 12,865  Titan Machinery, Inc.(a)                                       240,576
                                                                    -----------
                                                                      2,912,896
                                                                    -----------
MATERIALS - 0.7%
  2,580   Compass Minerals International, Inc.                          152,168
                                                                    -----------

PRODUCTS/PHARMACEUTICALS - 13.0%
 11,045  Auxilium Pharmaceuticals, Inc.(a)                              295,343
 13,500  BioMarin Pharmaceuticals, Inc.(a)                              477,495
 14,290  Bruker Corp.(a)                                                219,923
  4,645  Cepheid, Inc.(a)                                               113,292
 15,925  ev3, Inc.(a)                                                   129,629
 11,425  LifeCell Corp.(a)                                              480,193
 14,555  Luminex Corp.(a)                                               286,006
  7,945  Meridian Bioscience, Inc.                                      265,601
  6,305  NuVasive, Inc.(a)                                              217,586
 20,965  Volcano Corp.(a)                                               262,062
  1,285  XenoPort, Inc.(a)                                               52,004
                                                                    -----------
                                                                      2,799,134
                                                                    -----------
TECHNOLOGY - 20.7%
  8,060  Blue Coat Systems, Inc.(a)                                     177,643
 10,440  Cavium Networks, Inc.(a)                                       171,216
 10,715  Compellent Technologies, Inc.(a)                               133,937
 15,455  CyberSource Corp.(a)                                           225,798
 14,670  Data Domain, Inc.(a)                                           349,146
  7,750  Informatica Corp.(a)                                           132,215
 15,130  Innerworkings, Inc.(a)                                         212,274
  8,785  Mantech International Corp.(a)                                 398,488
 17,640  Microsemi Corp.(a)                                             402,192
 11,435  Omniture, Inc.(a)                                              265,406
  9,115  Omnivision Technologies, Inc.(a)                               153,314
 27,785  PMC Sierra, Inc.(a)                                            158,375
  7,265  Riverbed Technology, Inc.(a)                                   107,958
 17,445  Rubicon Technology, Inc.(a)                                    505,556
  3,765  Semtech Corp.(a)                                                53,952
  4,255  Silicon Laboratories, Inc.(a)                                  134,203
  3,900  Silicon Motion Technology, Corp., ADR (a)                       55,068
 15,705  SkillSoft plc, ADR (a)                                         164,431
 18,485  Solera Holdings, Inc.(a)                                       450,295
  3,630  Ultimate Software Group, Inc.(a)                               109,118
  4,250  Vocus, Inc.(a)                                                 112,200
                                                                    -----------
                                                                      4,472,785
                                                                    -----------
TOTAL COMMON STOCK (COST $20,161,574)                                21,388,210
                                                                    -----------
SHORT-TERM INVESTMENT - 1.5%
MONEY MARKET FUNDS - 1.5%
337,191  Citi Institutional Liquid Reserves, 3.32%                      337,191
                                                                    -----------
TOTAL SHORT-TERM INVESTMENT (COST $337,191)                             337,191
                                                                    -----------
TOTAL INVESTMENTS - 100.6% (COST $20,498,765)*                      $21,725,401
OTHER ASSETS AND LIABILITIES, NET - (0.6)%                             (134,380)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           $21,591,021
                                                                    -----------

ADR  American Depositary Receipt

(a)  Non-income producing security.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation depreciation) consists of:

Gross Unrealized Appreciation                                       $ 1,787,854
Gross Unrealized Depreciation                                          (561,218)
                                                                    -----------
Net Unrealized Appreciation (Depreciation)                          $ 1,226,636
                                                                    ===========

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

                                              INVESTMENTS     OTHER FINANCIAL
VALUATION INPUTS                             IN SECURITIES      INVESTMENTS
-----------------------------------------   --------------    ---------------
Level 1 - Quoted Prices                      $21,725,401       $          --
Level 2 - Other Significant Inputs                    --                  --
Level 3 - Significant Unobservable Inputs             --                  --
                                             -----------       -------------
TOTAL INVESTMENTS                            $21,725,401       $          --
                                             -----------       -------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

JORDAN OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)

Shares                       Security Description                       Value
-------   --------------------------------------------------------   -----------
COMMON STOCK - 89.6%

ALTERNATIVE ENERGY - 6.6%

118,040   JA Solar Holdings Co., Ltd. ADR (a)                        $ 2,195,544
 25,810   Sunpower Corp., Class A (a)                                  1,923,103
                                                                     -----------
                                                                       4,118,647
                                                                     -----------

FINANCIAL - 5.1%

 83,690   Blackstone Group, LP                                         1,328,997
 78,700   Fortress Investment Group, LLC                                 966,436
 40,660   Och-Ziff Capital Management Group, LLC (a)                     853,860
                                                                     -----------
                                                                       3,149,293
                                                                     -----------

HEALTH CARE - 20.2%

 30,250   Biogen Idec, Inc. (a)                                        1,866,123
 38,190   Elan Corp. plc ADR (a)                                         796,643
 38,440   Genzyme Corp. (a)                                            2,865,318
 38,530   Hologic, Inc. (a)                                            2,142,268
 39,370   Inverness Medical Inovations, Inc. (a)                       1,185,037
 40,460   Medtronic, Inc.                                              1,957,050
 46,290   Merck & Co., Inc.                                            1,756,706
                                                                     -----------
                                                                      12,569,145
                                                                     -----------

INDUSTRIAL - 6.2%

 45,100   ABB Ltd., ADR                                                1,214,092
 38,480   General Electric Co.                                         1,424,145
 24,270   Tenaris SA, ADR                                              1,209,859
                                                                     -----------
                                                                       3,848,096
                                                                     -----------

INFORMATION TECHNOLOGY - 3.5%

  4,883   Google, Inc., Class A (a)                                    2,150,815
                                                                     -----------

MATERIALS - 12.7%

 22,570   Freeport-McMoRan Copper & Gold, Inc., Class B                2,171,685
 37,490   Nucor Corp.                                                  2,539,573
 25,130   United States Steel Corp.                                    3,188,243
                                                                     -----------
                                                                       7,899,501
                                                                     -----------

OIL & GAS SERVICES - 24.1%

 25,690   Carrizo Oil & Gas, Inc. (a)                                  1,522,646
 59,400   Delta Petroleum Corp. (a)                                    1,338,876
 59,589   Hercules Offshore, Inc. (a)                                  1,496,876
 44,480   Noble Corp.                                                  2,209,322
 28,640   Schlumberger, Ltd.                                           2,491,680
 24,063   Transocean, Inc.                                             3,253,317
 37,140   Weatherford International Ltd. (a)                           2,691,536
                                                                     -----------
                                                                      15,004,253
                                                                     -----------

TECHNOLOGY - 5.9%

 22,650   MEMC Electronic Materials, Inc. (a)                          1,605,885
105,380   Oracle Corp. (a)                                             2,061,233
                                                                     -----------
                                                                       3,667,118
                                                                     -----------

TELECOMMUNICATIONS - 5.3%

 76,370   Cisco Systems, Inc. (a)                                      1,839,753
 41,430   Focus Media Holding Ltd., ADR (a)                            1,456,265
                                                                     -----------
                                                                       3,296,018
                                                                     -----------

Total Common Stock (Cost $52,509,240)                                 55,702,886
                                                                     -----------

Number of                                      Strike   Expiration
Contracts                                       Price      Date
--------------------------------------------   ------   ----------

PURCHASED PUT OPTIONS - 0.9%

    1,825   Sector SPDR-Energy  (a)              70      04/19/08        177,937
      800   United States Oil Fund LP (a)        84      04/19/08        352,000
                                                                     -----------
Total Purchased Put Options (Cost $553,879)                              529,937
                                                                     -----------

PURCHASED CALL OPTIONS - 2.1%

    2,009   CBOE Volatility Index (a)            30      04/16/08        150,675
    2,763   PowerShares QQQ Trust (a)            42      04/19/08        641,016
    1,861   PowerShares QQQ Trust (a)            45      04/23/08        100,494
    2,481   Sector SPDR-Energy (a)               24      04/23/08        416,808
                                                                     -----------
Total Purchased Call Options -
(Cost $1,471,082)                                                      1,308,993
                                                                     -----------
Total Investments - 92.6%
(Cost $54,534,200)*                                                  $57,541,816
                                                                     -----------
Other Assets & Liabilities, Net - 7.4%                                 4,603,883
                                                                     -----------
NET ASSETS - 100.0%                                                  $62,145,699
                                                                     ===========
----------
(a)  Non-income producing security.
     ADR American Depositary Receipt
     plc Public Limited Company

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                $ 4,881,833
Gross Unrealized Depreciation                 (1,874,217)
                                             ------------
Net Unrealized Appreciation (Depreciation)    $ 3,007,616
                                             ============

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

                                            INVESTMENTS IN    OTHER FINANCIAL
VALUATION INPUTS                              SECURITIES       INVESTMENTS
-----------------------------------------   --------------    ---------------
Level 1 - Quoted Prices                       $57,541,816      $          --
Level 2 - Other Significant Inputs                      -                 --
Level 3 - Significant Unobservable Inputs               -                 --
TOTAL INVESTMENTS                             $57,541,816      $          --

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)

  Shares           Security Description                   Cost          Value
---------   ----------------------------------        -----------   ------------
COMMON STOCK - 96.6%
AUSTRALIA - 1.3%
   90,652   BHP Billiton, Ltd. ADR                    $ 4,021,960   $  5,969,434
                                                      -----------   ------------

AUSTRIA - 1.4%
  121,332   Andritz AG                                  5,644,422      6,660,952
                                                      -----------   ------------

BELGIUM - 2.9%
   53,444   KBC Groep NV                                6,803,341      6,931,223
   52,116   Solvay SA, Class A                          6,509,633      6,650,375
                                                      -----------   ------------
                                                       13,312,974     13,581,598
                                                      -----------   ------------

CANADA - 1.2%
  228,437   Methanex Corp.                              5,305,168      6,007,987
                                                      -----------   ------------

CROATIA - 0.0% (a)
      942   Hrvatski Telekom dd (b)(d)                     48,758         64,527

FINLAND - 6.9%
  132,863   Cargotec Corp., Class B                     5,884,266      6,522,003
  180,620   Konecranes Oyj                              1,980,706      6,958,440
  206,718   Kone Oyj                                    4,555,157      8,482,831
  165,481   UPM-Kymmene Oyj                             3,142,780      2,939,388
  279,493   YIT Oyj                                     4,505,675      7,930,037
                                                      -----------   ------------
                                                       20,068,584     32,832,699
                                                      -----------   ------------

FRANCE - 6.0%
   60,465   Christian Dior SA                           5,614,126      6,693,299
   90,191   Cie de Saint-Gobain                         5,947,826      7,355,120
   78,708   Imerys SA                                   6,405,722      7,218,991
   91,200   Technip SA                                  7,391,281      7,103,333
                                                      -----------   ------------
                                                       25,358,955     28,370,743
                                                      -----------   ------------

GERMANY - 3.2%
   64,850   Continental AG                              5,539,761      6,662,650
   78,100   Hannover Rueckversicherung AG               3,977,009      4,069,314
   22,200   Muenchener Rueckeversicherungs AG           3,807,614      4,346,412
                                                      -----------   ------------
                                                       13,324,384     15,078,376
                                                      -----------   ------------

IRELAND - 7.2%
  494,600   Anglo Irish Bank Corp. PLC                  8,997,629      6,637,878
  467,550   Bank of Ireland                            10,316,148      6,954,008
  181,331   CRH PLC                                     6,212,834      6,859,857
1,370,385   Greencore Group PLC                         6,865,106      8,092,271
  458,400   Smurfit Kappa Group PLC                    11,552,227      5,515,131
                                                      -----------   ------------
                                                       43,943,944     34,059,145
                                                      -----------   ------------

ITALY - 0.4%
   92,102   Trevi Finanziarai SpA                       1,586,506      1,859,927

JAPAN - 10.7%

  353,600   Asahi Breweries, Ltd.                       5,486,203      7,289,807
  429,500   Culture Convenience Club Co. Ltd.           1,794,653      2,050,983
  733,520   Iino Kaiun Kaisha, Ltd.                     6,988,617      7,432,335
  144,900   Kansai Electric Power Co., Inc.             2,939,251      3,605,056
      930   KDDI Corp.                                  5,640,713      5,681,882
  184,300   Maruichi Steel Tube, Ltd.                   4,737,099      6,101,425
                                                      -----------   ------------

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)

1,146,000   Meiji Dairies Corp.                         7,885,498      6,898,074
  535,000   Nippon Yusen KK                             3,762,207      5,023,676
1,159,000   Showa Denko KK                              4,315,223      3,906,742
  114,300   Tokyo Electric Power Co., Inc.              2,621,965      3,055,874
                                                      -----------   ------------
                                                       46,171,429     51,045,854
                                                      -----------   ------------

MEXICO - 1.2%
  220,473   Cemex, S.A.B. de C.V. ADR  (b)              6,724,214      5,758,755
                                                      -----------   ------------

NORWAY - 2.1%
  258,250   Camillo Eitzen & Co. ASA (b)                2,655,374      3,144,010
  449,606   DnB NOR ASA                                 6,021,078      6,824,385
  119,280   Eitzen Maritime Services ASA (b)               58,863         56,446
                                                      -----------   ------------
                                                        8,735,315     10,024,841
                                                      -----------   ------------

SOUTH AFRICA - 4.8%
  163,673   Impala Platinum Holdings, Ltd.              3,247,784      6,316,694
1,938,619   Metorex, Ltd. (b)                           2,896,437      4,993,434
  543,230   Sappi, Ltd.                                 7,255,484      6,156,232
  109,070   Sasol, Ltd.                                 3,482,162      5,225,682
                                                      -----------   ------------
                                                       16,881,867     22,692,042
                                                      -----------   ------------

SOUTH KOREA - 2.7%
   11,527   Samsung Electronics Co., Ltd.               7,357,526      7,250,564
   29,368   SK Telecom Co., Ltd.                        6,397,212      5,529,943
                                                      -----------   ------------
                                                       13,754,738     12,780,507
                                                      -----------   ------------

SPAIN - 1.4%
                                                      -----------   ------------
  298,388   Banco Bilboa Vizcaya Argentaria SA          6,485,744      6,572,215
                                                      -----------   ------------

SWEDEN - 2.9%
   93,760   Autoliv, Inc.                               5,552,358      4,706,752
  226,800   Duni AB                                     1,799,929      1,793,821
  325,202   Investor AB, Class B                        7,327,849      7,319,562
                                                      -----------   ------------
                                                       14,680,136     13,820,135
                                                      -----------   ------------

THAILAND - 1.2%
2,644,300   Thai Oil PCL                                6,193,365      5,889,310
                                                      -----------   ------------

UNITED KINGDOM - 8.2%
  892,463   Barratt Developments PLC                   11,944,373      7,321,366
  474,600   Bellway PLC                                 9,529,419      8,408,249
  947,515   Lloyds TSB Group PLC                        9,083,453      8,477,914
  478,651   Persimmon PLC                               8,801,083      7,264,518
2,099,867   Taylor Wimpey PLC                          10,967,650      7,811,230
                                                      -----------   ------------
                                                       50,325,978     39,283,277
                                                      -----------   ------------

UNITED STATES - 30.9%
  128,244   Allete, Inc.                                4,821,638      4,952,783
  495,344   Ameris Bancorp                             10,458,823      7,955,225
  174,006   Ametek, Inc.                                5,687,335      7,640,603
  249,204   Astoria Financial Corp.                     7,116,610      6,768,381
  127,086   Capital One Financial Corp.                 9,553,613      6,255,173
   78,000   Chubb Corp.                                 3,838,559      3,859,440
  169,774   Colony Bankcorp, Inc.                       3,841,777      2,347,125
1,078,387   Ford Motor Co. (b)                          8,261,675      6,168,374
  104,344   FPL Group, Inc.                             6,668,544      6,546,543

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)

   80,617   General Dynamics Corp.                      6,469,329      6,721,039
  181,100   Health Net, Inc. (b)                        8,380,846      5,577,880
    9,299   Idearc, Inc.                                  233,977         33,848
  270,063   International Bancshares Corp.              7,251,149      6,098,023
  569,716   Mac-Gray Corp. (b)(c)                       7,031,858      6,506,157
  124,882   Marathon Oil Corp.                          7,412,100      5,694,619
   83,549   Praxair, Inc.                               5,737,485      7,037,332
  533,197   Southwest Bancorp, Inc.                    12,627,524      9,336,279
  580,058   Sovereign Bancorp, Inc.                    11,127,614      5,406,141
  223,501   Stewart Information Services Corp.          9,280,251      6,255,793
  134,682   Toro Co.                                    6,313,632      5,574,488
  163,770   UnitedHealth Group, Inc.                    8,338,870      5,627,137
  174,851   Verizon Communications, Inc.                7,493,857      6,373,319
  221,738   Webster Financial Corp.                    10,558,192      6,179,838
  132,438   WellPoint, Inc. (b)                         9,473,836      5,844,489
  165,974   WESCO International, Inc. (b)              10,773,430      6,056,391
                                                      -----------   ------------
                                                      188,752,524    146,816,420
                                                      -----------   ------------

Total Common Stock (Cost $491,320,965)                491,320,965    459,168,744
                                                      -----------   ------------

Principal
  Amount
---------
SHORT-TERM INVESTMENTS - 2.5%
Certificates of Deposit - 0.0% (a)

  $ 29,528   Middlesex Savings Bank, 4.50%,
             5/23/08                                       29,528         29,528
    29,213   Stoneham Savings Bank, 4.41%,
             11/24/08                                      29,213         29,213
                                                      -----------   ------------
Total Certificates of Deposit (Cost $58,741)               58,741         58,741
                                                      -----------   ------------

COMMERCIAL PAPER # - 2.5%

11,823,000   General Electric Capital Corp.,
             2.20%, 4/1/2008
             (cost $11,823,000)                        11,823,000     11,823,000
                                                      -----------   ------------

Total Short-Term Investments
(Cost $11,881,741)                                     11,881,741     11,881,741
                                                      -----------   ------------

Total Investments - 99.1%
   (Cost $503,202,706)*                                             $471,050,485
Other Assets and Liabilities, Net - 0.9%                               4,264,669
                                                                    ------------
NET ASSETS - 100.0%                                                 $475,315,154
                                                                    ============

ADR  American Depositary Receipt.

PLC  Public Limited Company

#    Yields shown are annualized yields at time of purchase.

(a)  Less then 0.1%

(b)  Non-income producing security.

(c)  Affiliated Company.

(d) Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $64,527 or 0.01% of the net assets.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (Unaudited)

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

                                                                 SHARES HELD
   NAME           SHARES HELD AS OF      GROSS        GROSS       AS OF END        VALUE,       INVESTMENT
OF ISSUER        BEGINNING OF PERIOD   ADDITIONS    REDUCTIONS    OF PERIOD    MARCH 31, 2008     INCOME
--------------   -------------------   ---------   -----------   -----------   --------------   ----------
Mac-Gray Corp.         762,616         $      --   $ 2,164,109     569,716       $ 6,506,157    $       --

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                $ 42,335,084
Gross Unrealized Depreciation                 (74,487,305)
                                             ------------
Net Unrealized Appreciation (Depreciation)   $(32,152,221)
                                             ============

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

                                                    INVESTMENTS           OTHER FINANCIAL
VALUATION INPUTS                                   IN SECURITIES            INVESTMENTS
-----------------------------------------   -------------------------   ------------------
Level 1 - Quoted Prices                            $471,050,485           $           --
Level 2 - Other Significant Inputs                           --                       --
Level 3 - Significant Unobservable Inputs                    --                       --
                                                   ------------           --------------
TOTAL INVESTMENTS                                  $471,050,485           $           --
                                                   ------------           --------------

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WINSLOW GREEN GROWTH FUND
Schedule of Investments
March 31, 2008 (Unaudited)

  SHARES            SECURITY DESCRIPTION                                VALUE
---------   -----------------------------------------------------   ------------

COMMON STOCK - 99.5%

CLEAN ENERGY - 12.6%

1,110,000   Canadian Hydro Developers, Inc. (a)                     $  7,018,267
  100,000   First Solar, Inc. (a)(d)                                  23,114,000
   76,618   Infinity Bio-Energy, Ltd. (a)                                298,810
1,173,519   Nevada Geothermal Power, Inc. (a)                          1,173,519
  620,500   Protonex Technology Corp. (a)                                800,168
3,645,000   U.S. Geothermal, Inc.(a)(b)                                8,201,250
5,051,766   World Energy Solutions, Inc. (a)                           4,429,116
                                                                    ------------
                                                                      45,035,130
                                                                    ------------

CONSUMER SERVICES - 1.1%

  477,060   Princeton Review, Inc. (a)                                 3,754,462
                                                                    ------------

ENVIRONMENTAL SERVICES - 8.1%

  211,806   Apogee Enterprises, Inc.                                   3,261,813
  703,883   Casella Waste Systems, Inc. (a)                            7,693,441
  410,000   Ceco Environmental Corp. (a)                               3,493,200
  112,812   Stantec, Inc. (a)                                          3,299,751
  470,000   Telvent GIT S.A.                                          11,115,500
                                                                    ------------
                                                                      28,863,705
                                                                    ------------

GREEN BUILDING PRODUCTS - 20.5%

  550,000   Interface, Inc. - Class A                                  7,727,500
  974,308   Lighting Science Group Corp. (a)                           6,235,571
   10,000   Lindsay Corp.                                              1,024,700
  995,000   LSB Industries, Inc. (a)                                  14,666,300
1,025,127   LSI Industries, Inc.                                      13,541,928
   21,200   Metalico, Inc. (a)                                           207,972
  446,330   Metalico, Inc. (a)(e)(f)                                   3,940,648
1,200,000   Orion Energy Systems, Inc. (a)                            11,448,000
  660,000   WFI Industries, Ltd.                                      14,139,412
                                                                    ------------
                                                                      72,932,031
                                                                    ------------

HEALTH & WELLNESS - 5.3%

  600,000   Life Time Fitness, Inc.(a)                                18,726,000
                                                                    ------------

INTERNET / SOFTWARE - 10.2%

  250,000   Bankrate, Inc. (a)(d)                                     12,472,500
  550,000   eHealth, Inc. (a)                                         12,138,500
  650,000   Monotype Imaging Holdings, Inc. (a)                        9,821,500
   60,000   Ultimate Software Group, Inc. (a)                          1,803,600
                                                                    ------------
                                                                      36,236,100
                                                                    ------------

MEDICAL PRODUCTS - 7.0%

  555,000   Delcath Systems, Inc.(a)                                   1,048,950
  450,000   SurModics, Inc. (a)                                       18,846,000
3,125,000   ThermoGenesis Corp. (a)(b)                                 5,093,750
                                                                    ------------
                                                                      24,988,700
                                                                    ------------

PHARMACEUTICALS - 4.6%

   80,000   Acorda Therapeutics, Inc. (a)                              1,436,000
   75,000   AMAG Pharmaceuticals, Inc. (a)                             3,032,250
   23,700   BioMarin Pharmaceutical, Inc. (a)                            838,269
  657,734   Combinatorx, Inc. (a)                                      2,262,605
   65,000   Savient Pharmaceuticals, Inc. (a)                          1,300,000
4,025,000   Unigene Laboratories, Inc. (a)                             7,446,250
                                                                    ------------
                                                                      16,315,374
                                                                    ------------

RESOURCE EFFICIENCY - 9.2%

  150,000   Baldor Electric Co.                                        4,200,000
  895,804   EnerNOC, Inc. (a)                                         10,212,166
   50,000   Itron, Inc. (a)                                            4,511,500
2,270,000   Orbcomm, Inc. (a)(b)                                      11,259,200
  904,575   Pure Technologies, Ltd. (a)                                2,687,440
                                                                    ------------
                                                                      32,870,306
                                                                    ------------

SUSTAINABLE LIVING - 17.1%

  119,000   Chipotle Mexican Grill, Inc. - Class A (a)(d)             13,498,170
  575,000   Gaiam, Inc. - Class A (a)                                  9,959,000
  675,000   Green Mountain Coffee Roasters, Inc. (a)                  21,363,750
1,143,000   Organic To Go Food Corp. (a)                               1,428,750
  357,143   Organic To Go Food Corp. (a)(e)(f)                           401,786
  150,000   United Natural Foods, Inc. (a)(d)                          2,806,500
  345,000   Whole Foods Market, Inc.                                  11,374,650
                                                                    ------------
                                                                      60,832,606
                                                                    ------------

WATER MANAGEMENT - 3.8%

1,559,905   Basin Water, Inc. (a)(b)                                   8,953,855
1,427,000   Bioteq Environmental Tech, Inc. (a)                        4,726,777
                                                                    ------------
                                                                      13,680,632
                                                                    ------------
TOTAL COMMON STOCK (COST $391,806,035)                               354,235,046
                                                                    ------------

RIGHTS - 0.0% (c)

175,480     Infinity Bio-Energy Ltd., Expires 05/23/10 at
            $5.00 (Cost $87,740) (a)                                      92,127
                                                                    ------------

WARRANTS - 0.0% (c)

   57,142   Akeena Solar, Inc., Expires 11/02/12 at
            $10.08 (a)(f)                                                     --
  399,540   Delcath Systems, Inc. Expires 09/21/12 at
            $4.53 (a)(f)                                                      --
  615,000   Nova Biosource Fuels, Inc., Expires 12/20/11
            at $2.72 (a)(f)                                                   --
  675,064   Organic To Go Food Corp., Expires 10/15/12 at
            $2.50 (a)(f)                                                      --
                                                                    ------------
TOTAL WARRANTS (COST $ - )                                                    --
                                                                    ------------

TOTAL INVESTMENTS (COST $391,893,775*) - 99.5%                      $354,327,173
                                                                    ------------

                                              STRIKE
CONTRACTS   SECURITY DESCRIPTION               PRICE   EXPIRATION       VALUE
---------   -----------------------------     ------   ----------   ------------
CALL OPTIONS WRITTEN - (0.1)%

    (452)   Bankrate, Inc.                       65     05/21/08        (13,560)
    (697)   Chipotle Mexican Grill, Inc.        165     06/25/08        (15,682)
    (613)   First Solar, Inc.                   330     06/25/08       (465,880)
    (200)   United Natural Foods, Inc.(f)        35     05/21/08              --
                                                                    ------------
TOTAL CALL OPTIONS WRITTEN (Premiums received $586,349)                (495,122)
                                                                    ------------

Other Assets and Liabilities, Net - 0.6%                              2,285,085
                                                                    ------------
NET ASSETS - 100.0%                                                 $356,117,136
                                                                    ------------

(a)  Non-income producing security.

(b)  Affiliated Company.

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

                          SHARES HELD AS OF     GROSS         GROSS     SHARES HELD AT        VALUE,      INVESTMENT
   NAME OF ISSUER       BEGINNING OF PERIOD    ADDITIONS   REDUCTIONS    END OF PERIOD   MARCH 31, 2008     INCOME
---------------------   -------------------   ----------   ----------   --------------   --------------   ----------
Basin Water, Inc.            1,100,000        $3,351,348       $0          1,559,905         8,953,855        $0
Orbcomm, Inc.                2,000,000         1,332,974        0          2,270,000        11,259,200         0
ThermoGenesis Corp.          3,100,000            38,500        0          3,125,000         5,093,750         0
U.S. Geothermal, Inc.        3,600,000           134,500        0          3,645,000         8,201,250         0

(c)  Less than 0.1%.

(d)  Security subject to call option written by the Fund.

(e) Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $4,342,434 or 1.22% of net assets.

        Security           Acquisition Date   Acquisition Cost   Acquisition Value per Unit
------------------------   ----------------   ----------------   --------------------------
Metalico, Inc.                  03/28/08         $4,351,718               $9.7500
Organic To Go Food Corp.        01/15/08            500,000                1.4000

(f) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the end of the period, the value of these securities amounted to $4,342,434 or 1.22% of net assets.

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                $ 45,103,089
Gross Unrealized Depreciation                 (82,578,464)
                                             ------------
Net Unrealized Appreciation (Depreciation)   $(37,475,375)
                                             ============

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:

                                            INVESTMENTS IN   OTHER FINANCIAL
VALUATION INPUTS                              SECURITIES        INVESTMENTS
-----------------------------------------   --------------   ----------------
Level 1 - Quoted Prices                      $349,984,739        $495,122
Level 2 - Other Significant Inputs                     --              --
Level 3 - Significant Unobservable Inputs       4,342,434              --
TOTAL INVESTMENTS                            $354,327,173        $495,122

                                          WINSLOW GREEN GROWTH FUND
                                      ---------------------------------
                                      INVESTMENTS IN   OTHER FINANCIAL
                                        SECURITIES        INVESTMENTS
                                      --------------   ----------------
Balance as of 12/31/2007                $  110,700         $     --
Accrued Accretion / (Amortization)              --           33,500
Change in Unrealized Appreciation /
(Depreciation)                            (619,984)              --
Net Purchase / (Sales)                   4,851,718               --
Transfers In / (Out) of Level 3                 --          (33,500)
                                        ----------         --------
Balance as of 3/31/2008                 $4,342,434         $     --
                                        ==========         ========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

WINSLOW GREEN SOLUTIONS FUND
Schedule of Investments
March 31, 2008 (Unaudited)

 SHARES           SECURITY DESCRIPTION                                  VALUE
-------   --------------------------------------------------------   -----------
COMMON STOCK - 94.9%

CLEAN ENERGY - 22.2%
223,053   Babcock & Brown Wind Partners (AUD)                        $   313,929
 26,540   Babcock & Brown Wind Partners                                   38,483
 57,404   Canadian Hydro Developers, Inc. (a)                            362,952
  3,209   First Solar, Inc. (a)                                          741,728
  4,403   Infinity Bio-Energy, Ltd. (a)                                   17,172
308,305   Nevada Geothermal Power, Inc. (a)                              308,305
 10,853   Ormat Technologies, Inc.                                       466,788
 16,500   Protonex Technology Corp. (a)                                   21,278
 10,154   Renewable Energy Corp. AS (NOK) (a)                            283,124
  1,208   Renewable Energy Corp. AS (a)(b)                                33,884
124,183   U.S. Geothermal, Inc. (a)                                      279,412
  5,719   Vestas Wind Systems A/S (DKK) (a)                              624,723
    699   Vestas Wind Systems A/S (a)                                     76,523
                                                                     -----------
                                                                       3,568,301
                                                                     -----------

ENVIRONMENTAL SERVICES - 8.5%
 25,601   Casella Waste Systems, Inc. (a)                                279,819
 16,811   Ceco Environmental Corp. (a)                                   143,230
 12,412   Covanta Holding Corp. (a)                                      341,330
 14,244   Darling International, Inc. (a)                                184,460
 17,873   Telvent GIT SA                                                 422,696
                                                                     -----------
                                                                       1,371,535
                                                                     -----------

GREEN BUILDING PRODUCTS - 11.4%
  7,133   Acuity Brands, Inc.                                            306,362
 10,561   Herman Miller, Inc.                                            259,484
 19,454   Interface, Inc. - Class A                                      273,329
 21,646   LSB Industries, Inc. (a)                                       319,062
 11,736   LSI Industries, Inc.                                           155,033
 23,873   Orion Energy Systems, Inc. (a)                                 227,748
 13,504   WFI Industries, Ltd.                                           289,301
                                                                     -----------
                                                                       1,830,319
                                                                     -----------

GREEN TRANSPORT - 9.0%
 30,792   Bombardier, Inc. - Class B (a)                                 164,068
  9,285   Borg Warner, Inc.                                              399,533
 46,610   First Group plc                                                521,074
 16,646   LKQ Corp. (a)                                                  374,036
                                                                     -----------
                                                                       1,458,711
                                                                     -----------

RESOURCE EFFICIENCY - 20.5%
  7,898   Baldor Electric Co.                                            221,144
  7,910   Comverge, Inc. (a)                                              81,710
  3,551   Deere & Co.                                                    285,642
  8,594   EnerNOC, Inc. (a)                                               97,972
  1,888   Itron, Inc. (a)                                                170,354
  8,989   Johnson Controls, Inc.                                         303,828
  8,208   Metabolix, Inc. (a)                                             89,878

 16,320   Metalico, Inc. (a)(b)(c)                                       144,089
 12,279   Powersecure International, Inc. (a)                            144,524
  8,429   Roper Industries, Inc.                                         501,020
  6,757   Schnitzer Steel Industries, Inc.                               479,882
  5,303   SIMS Group, Ltd. - ADR                                         145,939
 23,384   SIMS Group, Ltd.                                               634,715
                                                                     -----------
                                                                       3,300,697
                                                                     -----------

SUSTAINABLE LIVING - 13.9%
  2,582   Chipotle Mexican Grill, Inc - Class A (a)                      292,876
 12,892   Gaiam, Inc. - Class A (a)                                      223,289
  8,554   Green Mountain Coffee Roasters, Inc. (a)                       270,734
 11,859   Life Time Fitness, Inc. (a)                                    370,120
 32,624   Orbcomm, Inc. (a)                                              161,815
 28,203   SunOpta, Inc. (a)                                              143,836
 19,724   United Natural Foods, Inc. (a)                                 369,036
 12,321   Whole Foods Market, Inc.                                       406,223
                                                                     -----------
                                                                       2,237,929
                                                                     -----------

WATER MANAGEMENT - 9.4%
 19,034   Basin Water, Inc. (a)                                          109,255
 39,336   Bioteq Environmental Technologies, Inc. (a)                    130,296
  7,431   Lindsay Corp.                                                  761,455
  7,359   Veolia Environnement ADR                                       514,615
                                                                     -----------
                                                                       1,515,621
                                                                     -----------

TOTAL COMMON STOCK (COST $15,583,546)                                 15,283,113
                                                                     -----------

RIGHTS - 0.00% (d)
  2,854   Infinity Bio-Energy Ltd., Expires 5/23/2010
          at $5.00 (Cost $1,427) (a)                                       1,498
                                                                     -----------

WARRANTS - 0.00% (d)
 10,500   Nova Biosource Fuels, Inc., Expires
          12/20/2011 (Cost $ - ) (a)(b)                                       --
                                                                     -----------

Total Investments (Cost $15,584,973*) - 94.9%                        $15,284,611
Other Assets and Liabilities, Net - 5.1%                                 814,163
                                                                     -----------
NET ASSETS  -- 100.0%                                                $16,098,774
                                                                     ===========

AUD  Australian Dollar

NOK  Norwegian Krone

DKK  Danish Krone

(a)  Non-income producing security.

(b) Security fair valued in accordance with procedures adopted by the Board of Trustees. At the end of the period, the value of these securities amounted to $177,973, or 1.1% of Net Assets

(c) Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $144,089 or 0.9% of net assets.

(d)  Less than 0.01%.

   SECURITY      ACQUISITION DATE   ACQUISITION COST  ACQUISITION VALUE PER UNIT
--------------   ----------------   ----------------  --------------------------
Metalico, Inc.      3/28/2008           $159,120              $9.7500

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation                $ 1,175,852
Gross Unrealized Depreciation                 (1,476,214)
                                             -----------
Net Unrealized Appreciation (Depreciation)   $  (300,362)
                                             ===========

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157".) This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current GAAP from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

One key component of the implementation of SFAS 157 includes the development of a three-tier fair value hierarchy. The basis of the tiers is dependant upon the various "inputs" used to determine the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets

Level 2 - other significant inputs (including quoted prices of similar securities, interest rates, prepayments speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2008:
                                              INVESTMENTS       OTHER FINANCIAL
VALUATION INPUTS                             IN SECURITIES        INVESTMENTS
-----------------------------------------   --------------      ---------------
Level 1 - Quoted Prices                       $15,106,638         $        --
Level 2 - Other Significant Inputs                     --                  --
Level 3 - Significant Unobservable Inputs         177,973                  --
                                              -----------         -----------
TOTAL INVESTMENTS                             $15,284,611         $        --
                                              ===========         ===========

                                        WINSLOW GREEN SOLUTIONS FUND
                                      --------------------------------
                                        INVESTMENTS    OTHER FINANCIAL
                                       IN SECURITIES     INVESTMENTS
                                      --------------   ---------------
Balance as of 12/31/2007                 $  1,890         $     --
Accrued Accretion / (Amortization)             --               --
Change in Unrealized Appreciation /
(Depreciation)                            (14,052)              --
Net Purchase / (Sales)                    190,135               --
Transfers In / (Out) of Level 3                --               --
                                         --------         --------
Balance as of 3/31/2008                  $177,973         $     --
                                         ========         ========

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive and Principle Financial Officers have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Certifications as required by Rule 30a-2(a) under the Act are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS


By: /s/ Simon D. Collier
    ---------------------------------
    Simon D. Collier, Principal Executive Officer

Date: 5/29/08
      -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Simon D. Collier
    ---------------------------------
    Simon D. Collier, Principal Executive Officer

Date: 5/29/08
      -------------------------------


By: /s/ Trudance L.C. Bakke
    ---------------------------------
    Trudance L.C. Bakke, Principal Financial Officer

Date: 5/29/08
      -------------------------------